RESTATEMENT AND RECLASSIFICATIONS - Restated Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments	¥ 127,748	$ 20,046	¥ 47,300	¥ 35,228
Beijing Chenfeng Network Technology Co., Ltd.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			11,960	2,500
Beijing Lianxinzhihui Technology Co., Ltd.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			1,500	1,500
Beijing Jingushitong Technology Co., Ltd
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments
Shanghai YuHuan Information System Co. Ltd
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			23,040	23,040
Hangzhou Paileyun Technology Co., Ltd.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			5,800	3,188
Beijing Hujingtiaoyue Technology Co., Ltd
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			5,000	5,000
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			66,162	40,077
As Previously Reported | Beijing Chenfeng Network Technology Co., Ltd.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			11,800	2,500
As Previously Reported | Beijing Lianxinzhihui Technology Co., Ltd.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			3,751	3,789
As Previously Reported | Beijing Jingushitong Technology Co., Ltd
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			14,211
As Previously Reported | Shanghai YuHuan Information System Co. Ltd
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			25,600	25,600
As Previously Reported | Hangzhou Paileyun Technology Co., Ltd.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			5,800	3,188
As Previously Reported | Beijing Hujingtiaoyue Technology Co., Ltd
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			5,000	5,000
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			(18,862)	(4,849)
Restatement Adjustments | Beijing Chenfeng Network Technology Co., Ltd.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			160	0
Restatement Adjustments | Beijing Lianxinzhihui Technology Co., Ltd.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			(2,251)	(2,289)
Restatement Adjustments | Beijing Jingushitong Technology Co., Ltd
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			(14,211)
Restatement Adjustments | Shanghai YuHuan Information System Co. Ltd
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments			(2,560)	(2,560)
Restatement Adjustments | Hangzhou Paileyun Technology Co., Ltd.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments
Restatement Adjustments | Beijing Hujingtiaoyue Technology Co., Ltd
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total long-term investments